Cover	Feb. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 22, 2024
Entity File Number	001-41290
Entity Registrant Name	SMART FOR LIFE, INC.
Entity Central Index Key	0001851860
Entity Tax Identification Number	81-5360128
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	990 Biscayne Boulevard
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	786
Local Phone Number	749-1221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	SMFL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false